Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 14.84%
Azerbaijan: 0.57%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	4.75%	3-13-2023	$200,000	$ 212,020
Bahrain: 0.60%
Oil & Gas Holding Company (Energy, Oil, gas & consumable fuels)	7.63	11-7-2024	200,000	224,444
Chile: 1.51%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	272,018
Codelco Incorporated (Materials, Metals & mining)	4.88	11-4-2044	250,000	292,935
				564,953
China: 2.21%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.00	4-12-2022	200,000	203,894
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	213,399
Sinopec Group Overseas Development (2018) Limited (Energy, Oil, gas & consumable fuels) 144A	2.30	1-8-2031	200,000	195,096
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	213,092
				825,481
Indonesia: 1.73%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & mining)	5.71	11-15-2023	200,000	220,500
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	230,153
PT Perusahaan Listrik Negar Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	193,000
				643,653
Kazakhstan: 1.22%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	3.50	4-14-2033	200,000	207,500
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	246,004
				453,504
Malaysia: 1.55%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	217,707
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	359,970
				577,677
Mexico: 2.36%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	4.50	1-23-2026	300,000	307,410
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.63	1-23-2046	250,000	203,438
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Bond Portfolio  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 2.36% (continued)
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.95%	1-28-2031	$200,000	$ 194,500
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	200,000	175,922
				881,270
Peru: 0.56%
Petroleos Del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	207,800
Saudi Arabia: 0.57%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	211,143
South Africa: 0.60%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	224,250
United Arab Emirates: 1.36%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	232,030
MDC-GMTN BV (Financials, Diversified financial services)	3.75	4-19-2029	250,000	276,563
				508,593
Total Yankee corporate bonds and notes (Cost $5,265,377)				5,534,788
Yankee government bonds: 82.62%
Abu Dhabi Government	2.13	9-30-2024	200,000	209,848
Abu Dhabi Government	2.50	10-11-2022	200,000	206,000
Abu Dhabi Government	3.13	9-30-2049	200,000	197,500
Abu Dhabi Government	3.88	4-16-2050	200,000	224,516
Arab Republic of Egypt	5.88	6-11-2025	200,000	215,000
Arab Republic of Egypt	7.50	1-31-2027	200,000	227,524
Arab Republic of Egypt	8.50	1-31-2047	250,000	265,377
Arab Republic of Egypt	8.70	3-1-2049	200,000	214,840
China Development Bank	4.00	1-24-2037	350,000	379,626
China Government	0.40	10-21-2023	200,000	200,312
China Government	1.88	12-3-2022	200,000	204,569
Dominican Republic	5.88	1-30-2060	200,000	197,000
Dominican Republic	5.95	1-25-2027	350,000	396,200
Dominican Republic	6.00	7-19-2028	200,000	228,300
Dominican Republic	6.40	6-5-2049	150,000	161,250
Export-Import Bank of India	4.00	1-14-2023	250,000	261,450
Federation of Malaysia	3.18	4-27-2026	400,000	437,217
Federative Republic of Brazil	2.63	1-5-2023	200,000	206,620
Federative Republic of Brazil	4.50	5-30-2029	200,000	214,400
Federative Republic of Brazil	4.63	1-13-2028	400,000	435,392
Federative Republic of Brazil	5.63	1-7-2041	250,000	270,938
Government of Jamaica	7.88	7-28-2045	300,000	422,700
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	221,778
Kingdom of Bahrain	6.75	9-20-2029	200,000	218,552
Kingdom of Bahrain	7.00	10-12-2028	400,000	447,550
Kingdom of Jordan	5.85	7-7-2030	200,000	207,750
Kingdom of Morocco	4.25	12-11-2022	200,000	210,000
Kuwait Government	3.50	3-20-2027	200,000	221,886
Lebanese Republic †	6.60	11-27-2026	300,000	38,895
Lebanese Republic †	7.05	11-2-2035	200,000	26,220
Mongolia Government	5.13	12-5-2022	200,000	207,900
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 82.62% (continued)
Oman Government	3.88%	3-8-2022	$300,000	$ 304,514
Oman Government	4.75	6-15-2026	200,000	206,276
Oman Government	5.93	10-31-2025	200,000	220,940
Oman Government	6.50	3-8-2047	400,000	382,936
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	229,230
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	124,501
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	315,315
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	187,814
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	228,536
Qatar Government	3.25	6-2-2026	200,000	218,500
Qatar Government	3.75	4-16-2030	200,000	226,641
Qatar Government	4.00	3-14-2029	200,000	230,017
Qatar Government	4.63	6-2-2046	450,000	548,286
Republic of Angola	8.25	5-9-2028	200,000	207,520
Republic of Angola	9.50	11-12-2025	200,000	219,750
Republic of Argentina	0.13	7-9-2046	1,018,500	339,721
Republic of Argentina	1.00	7-9-2029	28,355	11,001
Republic of Argentina	1.75	7-9-2030	200,000	73,858
Republic of Armenia 144A	3.60	2-2-2031	200,000	184,488
Republic of Azerbaijan	3.50	9-1-2032	200,000	203,500
Republic of Belarus	7.63	6-29-2027	200,000	199,004
Republic of Chile	3.50	1-25-2050	200,000	201,446
Republic of Chile	3.86	6-21-2047	150,000	160,302
Republic of Colombia	3.13	4-15-2031	200,000	193,060
Republic of Colombia	4.13	5-15-2051	200,000	182,472
Republic of Colombia	4.50	1-28-2026	200,000	218,294
Republic of Colombia	5.00	6-15-2045	286,000	295,163
Republic of Colombia	7.38	9-18-2037	150,000	194,475
Republic of Costa Rica	7.00	4-4-2044	350,000	366,450
Republic of Cote d'Ivoire	6.13	6-15-2033	200,000	212,834
Republic of Croatia	6.00	1-26-2024	200,000	228,000
Republic of Eduador	0.50	7-31-2030	250,000	217,125
Republic of Eduador	0.50	7-31-2035	500,000	350,000
Republic of El Salvador	7.65	6-15-2035	347,000	350,470
Republic of Gabon	6.38	12-12-2024	150,000	158,408
Republic of Ghana	6.38	2-11-2027	200,000	201,421
Republic of Ghana	7.63	5-16-2029	300,000	306,385
Republic of Ghana	8.63	6-16-2049	200,000	194,938
Republic of Guatemala	4.38	6-5-2027	200,000	218,000
Republic of Hungary	5.38	2-21-2023	200,000	217,158
Republic of Hungary	5.38	3-25-2024	200,000	226,629
Republic of Indonesia	4.10	4-24-2028	300,000	337,663
Republic of Indonesia	5.13	1-15-2045	200,000	240,459
Republic of Indonesia	7.75	1-17-2038	125,000	185,806
Republic of Iraq	5.80	1-15-2028	218,750	210,573
Republic of Kazakhstan	5.13	7-21-2025	200,000	232,608
Republic of Kazakhstan	6.50	7-21-2045	200,000	288,500
Republic of Kenya	6.88	6-24-2024	200,000	222,140
Republic of Kenya	8.25	2-28-2048	200,000	221,500
Republic of Nigeria	7.63	11-21-2025	200,000	227,300
Republic of Nigeria	7.88	2-16-2032	300,000	325,125
Republic of Panama	3.16	1-23-2030	200,000	209,252
Republic of Panama	3.87	7-23-2060	200,000	200,348
Republic of Panama	4.00	9-22-2024	200,000	217,252
Republic of Panama	4.50	5-15-2047	350,000	388,941
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Bond Portfolio  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 82.62% (continued)
Republic of Paraguay	5.00%	4-15-2026	$250,000	$ 282,500
Republic of Peru	4.13	8-25-2027	100,000	110,876
Republic of Peru	5.63	11-18-2050	100,000	130,636
Republic of Peru	6.55	3-14-2037	300,000	403,878
Republic of Peru	7.35	7-21-2025	100,000	122,751
Republic of Peru	8.75	11-21-2033	25,000	38,781
Republic of Philippines	1.65	6-10-2031	200,000	192,416
Republic of Philippines	3.70	2-2-2042	200,000	212,582
Republic of Philippines	4.20	1-21-2024	200,000	219,278
Republic of Philippines	5.50	3-30-2026	150,000	182,388
Republic of Philippines	6.38	1-15-2032	200,000	274,213
Republic of Poland	3.25	4-6-2026	300,000	331,611
Republic of Poland	4.00	1-22-2024	100,000	109,189
Republic of Senegal	6.25	5-23-2033	200,000	211,550
Republic of South Africa	4.85	9-30-2029	400,000	424,000
Republic of South Africa	6.25	3-8-2041	200,000	217,055
Republic of Sri Lanka	5.75	4-18-2023	200,000	158,626
Republic of Sri Lanka	6.75	4-18-2028	300,000	200,121
Republic of Sri Lanka	7.55	3-28-2030	200,000	133,414
Republic of Turkey	4.88	10-9-2026	200,000	193,934
Republic of Turkey	5.60	11-14-2024	200,000	204,000
Republic of Turkey	6.63	2-17-2045	400,000	370,392
Republic of Turkey	7.38	2-5-2025	200,000	214,709
Republic of Turkey	7.63	4-26-2029	200,000	215,211
Republic of Venezuela †	6.00	12-9-2020	225,000	22,500
Republic of Venezuela †	7.00	3-31-2038	200,000	20,000
Republic of Zambia	8.50	4-14-2024	200,000	132,000
Romania Government	4.38	8-22-2023	200,000	216,264
Romania Government	4.88	1-22-2024	150,000	165,760
Romania Government	5.13	6-15-2048	200,000	236,838
Russian Federation	4.50	4-4-2022	200,000	206,256
Russian Federation	4.88	9-16-2023	200,000	217,486
Russian Federation	5.10	3-28-2035	200,000	236,488
Russian Federation	5.63	4-4-2042	200,000	253,319
Russian Federation	12.75	6-24-2028	180,000	299,986
Saudi Government	2.88	3-4-2023	200,000	207,800
Saudi Government	3.63	3-4-2028	200,000	220,540
Saudi Government	4.50	4-17-2030	200,000	234,120
Saudi Government	4.50	10-26-2046	200,000	228,772
Saudi Government	4.63	10-4-2047	200,000	232,548
Trinidad & Tobago Government	4.50	8-4-2026	200,000	212,600
Ukraine Government	7.38	9-25-2032	200,000	211,948
Ukraine Government	7.75	9-1-2023	200,000	216,180
Ukraine Government	7.75	9-1-2025	400,000	443,021
United Mexican States	2.66	5-24-2031	200,000	194,166
United Mexican States	3.25	4-16-2030	200,000	206,424
United Mexican States	4.50	1-31-2050	200,000	209,026
United Mexican States	6.75	9-27-2034	150,000	198,189
Total Yankee government bonds (Cost $30,451,562)				30,816,297

See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Markets Bond Portfolio

Portfolio of investments—May 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.25%
Investment companies: 1.25%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	465,819	$ 465,819
Total Short-term investments (Cost $465,819)				465,819
Total investments in securities (Cost $36,182,758)	98.71%			36,816,904
Other assets and liabilities, net	1.29			482,663
Total net assets	100.00%			$37,299,567

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer is an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$654,821	$2,848,868	$(3,037,870)	$0	$0	$465,819	1.25%	465,819	$44
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Bond Portfolio  |  5

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Wells Fargo Emerging Markets Bond Portfolio

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$5,534,788	$0	$5,534,788
Yankee government bonds	0	30,816,297	0	30,816,297
Short-term investments
Investment companies	465,819	0	0	465,819
Total assets	$465,819	$36,351,085	$0	$36,816,904
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended May 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio  |  7